Investment Securities (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Available-for-sale, Amortized Cost
Due in one year or less	$ 11,936
Due after one year through five years	94,602
Due after five years through ten years	93,098
Due after ten years	31,404
Total	231,040	199,927
Available-for-sale, Fair Value
Due in one year or less	11,946
Due after one year through five years	94,910
Due after five years through ten years	90,685
Due after ten years	30,902
Total	$ 228,443	$ 203,445